MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES

NOTE 3:-MARKETABLE SECURITIES

The following is a summary of available-for-sale marketable securities at December 31, 2020:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Accrued Interest	Fair value

Available-for-sale – matures within one year:
Corporate bonds	$7,570	$2	$2	$37	$7,607
Governmental bonds	504	-	-	1	505
Total	$8,074	$2	$2	$38	$8,112

Available for-sale – matures after one year:
Corporate bonds	$10,353	$13	$2	$70	$10,434
Governmental bonds	483	2	-	7	492
Total	$10,836	$15	$2	$77	$10,926

Total	$18,910	$17	$4	$115	$19,038

As of December 31, 2020, the Company didn’t record an allowance for credit losses for its AFS marketable debt securities.